STATUTORY RESERVE	9 Months Ended	12 Months Ended
	Jun. 30, 2014	Sep. 30, 2013
Statutory Reserves [Abstract]
Statutory Reserve Disclosure [Text Block]

NOTE 11 — STATUTORY RESERVE

For the nine months ended June 30, 2014, statutory reserve activity was as follows:

Balance – September 30, 2012	$1,653,723
Addition to statutory reserve	855,012
Balance – September 30, 2013	2,508,735
Addition to statutory reserve	784,686
Balance – June 30, 2014	$3,293,421

Note 13 – Statutory Reserve

For the years ended September 30, 2013 and 2012, statutory reserve activity was as follows:

Balance – September 30, 2011	$967,821
Addition to statutory reserve	685,902
Balance – September 30, 2012	1,653,723
Addition to statutory reserve	855,012
Balance – September 30, 2013	$2,508,735